FINANCIAL ITEMS - Schedule Of Finance Income (Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income from cash and cash equivalents, including restricted cash	$ 11.1	$ 24.5	$ 14.2
Exchange rate adjustments, including gain from forward exchange rate contracts	0.3	0.0	0.0
Other financial income	1.9	0.3	0.1
Financial income	13.3	24.8	14.3
Interest expense on borrowings	68.3	69.7	55.6
Financial expenses arising from lease liabilities regarding right-of-use assets	0.8	0.6	0.5
Exchange rate adjustments, including loss from forward exchange rate contracts	0.0	0.7	0.4
Commitment fee	3.3	1.9	1.3
Amortization of interest rate swaps	1.3	1.7	2.2
Ineffectiveness on interest rate swaps	(0.8)	(1.5)	(2.4)
Other financial expenses	1.5	1.0	3.3
Finance costs	74.4	74.1	60.9
Total financial items	$ (61.1)	$ (49.3)	$ (46.6)